Employee Related Obligations	12 Months Ended
Jan. 01, 2012
Employee Related Obligations [Abstract]
Employee Related Obligations

9.    Employee Related Obligations

At the end of 2011 and 2010, employee related obligations recorded on the Consolidated Balance Sheet were:

(Dollars in Millions)	2011	2010
Pension benefits	$3,937	2,175
Postretirement benefits	2,843	2,359
Postemployment benefits	1,129	1,379
Deferred compensation	863	820

Total employee obligations	8,772	6,733
Less current benefits payable	419	646

Employee related obligations — non-current	$8,353	6,087

Prepaid employee related obligations of $249 million and $615 million for 2011 and 2010, respectively, are included in other assets on the Consolidated Balance Sheet.